Summary Of Significant Accounting Policies (Taxation&Net Income/(Loss) per Share&Short-term Investments&Long-term Time Deposits) (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2021	Apr. 17, 2020
Taxation&Net Income/(Loss) per Share&Short-term Investments[Line Items]
Withholding tax rate on dividends, foreign invested enterprises to foreign holding companies		10.00%
Statutory income tax rate		25.00%	25.00%	25.00%
Unrecognized tax benefit recorded		$ 211,848	$ 212,859	$ 200,228			$ 193,918
Sohu [Member] | Ordinary Shares [Member] | Changyou [Member] | Changyou Merger [Member]
Taxation&Net Income/(Loss) per Share&Short-term Investments[Line Items]
Effective Interest held								100.00%
Minimum [Member]
Taxation&Net Income/(Loss) per Share&Short-term Investments[Line Items]
Percentage of equity interests held in other enterprise		25.00%
Minimum [Member] | Time Deposits [Member]
Taxation&Net Income/(Loss) per Share&Short-term Investments[Line Items]
Restricted Investment Maturity Period		3 months
Minimum [Member] | Long-term time deposits [Member]
Taxation&Net Income/(Loss) per Share&Short-term Investments[Line Items]
Restricted Investment Maturity Period		1 year
Maximum [Member] | Time Deposits [Member]
Taxation&Net Income/(Loss) per Share&Short-term Investments[Line Items]
Restricted Investment Maturity Period		1 year
Thereafter tax years after December 31,2017 [Member]
Taxation&Net Income/(Loss) per Share&Short-term Investments[Line Items]
Statutory income tax rate					21.00%
Prior tax years before December 31,2017 [Member]
Taxation&Net Income/(Loss) per Share&Short-term Investments[Line Items]
Statutory income tax rate						35.00%
HONG KONG
Taxation&Net Income/(Loss) per Share&Short-term Investments[Line Items]
Preferential withholding tax rate on dividends, foreign invested enterprises		5.00%
Statutory income tax rate		16.50%	16.50%	16.50%
UNITED STATES
Taxation&Net Income/(Loss) per Share&Short-term Investments[Line Items]
Provisional amount of income tax expense recognized for the Toll Charge	$ 219,000
Reduction in liability for deferred income tax	$ 4,000
Decrease in Unrecognized Tax Benefits is Reasonably Possible					$ 77,000
Unrecognized tax benefit recorded					$ 142,000
Interest in connection with unrecognized tax benefit		$ 15,000	$ 13,000	$ 8,000
UNITED STATES | Thereafter tax years after December 31,2017 [Member]
Taxation&Net Income/(Loss) per Share&Short-term Investments[Line Items]
Statutory income tax rate					21.00%
UNITED STATES | Prior tax years before December 31,2017 [Member]
Taxation&Net Income/(Loss) per Share&Short-term Investments[Line Items]
Statutory income tax rate						35.00%
CHINA
Taxation&Net Income/(Loss) per Share&Short-term Investments[Line Items]
Withholding tax rate on dividends, foreign invested enterprises to foreign holding companies		10.00%
State Administration of Taxation, China [Member] | Minimum [Member]
Taxation&Net Income/(Loss) per Share&Short-term Investments[Line Items]
Value-added tax rate		6.00%
State Administration of Taxation, China [Member] | Maximum [Member]
Taxation&Net Income/(Loss) per Share&Short-term Investments[Line Items]
Value-added tax rate		13.00%